S000004307 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P MidCap 400 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	9.12%	10.72%
iShares Core S&P Mid-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.46%	9.07%	10.67%
Performance Inception Date				May 22, 2000
iShares Core S&P Mid-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.05%	8.65%	10.22%
iShares Core S&P Mid-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.60%	7.07%	8.68%